COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY (Details) - $ / shares	Sep. 30, 2024	Sep. 04, 2024
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Number of shares authorized	57,500,000
Preferred stock, shares outstanding	150,000
Common stock shares authorized	55,000,000
Common stock par value	$ 0.0001
Common stock shares issued	16,602,460
Common stock shares outstanding	16,602,460
Series A Redeemable Convertible Preferred Stock
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Shares of Preferred Stock authorized	2,000,000
Preferred stock par value	$ 0.0001
Preferred stock, shares issued	1,536,400
Preferred stock, shares outstanding	1,536,400
Series B Convertible Preferred Stock
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Shares of Preferred Stock authorized	500,000
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	150,000
Preferred stock, shares outstanding	150,000